Note 1 - Accounting Policies	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
Note 1.	Accounting Policies

Basis of Preparation

The consolidated financial statements of Opera Limited and its subsidiaries (collectively “Opera” or “the Group”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The board of directors of Opera Limited (“the Company” or “the Parent”) authorized the consolidated financial statements for issue on June 28, 2022.

The consolidated financial statements have been prepared on a historical cost basis, except for investments in equity securities, preferred shares, and derivatives, which are measured at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, Opera considers the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

The consolidated financial statements are presented in U.S. dollars (US$) and all amounts are rounded to the nearest thousand (US$000), except when otherwise indicated. Rounding differences may occur.

Certain amounts in the comparable period in the Statement of Financial Position have been reclassified to conform to current year presentation. This reclassification did not impact any of the other primary statements.

The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying Opera’s accounting policies. Significant accounting estimates, judgments and assumptions are disclosed in Note 2.

New Standards, Interpretations, and Amendments

The accounting policies applied in the preparation of the consolidated financial statements are consistent with those applied in the preparation of the consolidated financial statements for the year ended December 31, 2020. Certain amendments to IFRS apply for the first time in 2021, but these did not have any impact on the consolidated financial statements. Except for the amendments to IFRS 10 and IAS 28 for sales or contributions of assets between an investor and its associate or joint venture, Opera has not early adopted standards, interpretations or amendments that have been issued but are not yet effective.

None of the new and amended standards that are issued but not yet effective are expected to have a material impact on Opera’s consolidated financial statements when they are implemented in future periods.

Basis of Consolidation

The consolidated financial statements comprise the financial statements of Opera Limited and entities it controls. Control is achieved when Opera is exposed, or has rights, to variable returns from its involvement with an investee and has the ability to affect those returns through its power over the investee. Generally, there is a presumption that a majority of voting rights results in control.

If Opera loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest, and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value, including any retained interest in a former subsidiary comprising a business that is sold or contributed to an equity-accounted investee.

Foreign Currencies

Items included in the financial statements of Opera’s entities are measured using the currency of the primary economic environment in which the entity operates, i.e., the functional currency. The consolidated financial statements are presented in U.S. dollars, which is also the functional currency of the parent company.

Foreign currency transactions are recognized at their respective functional currency spot rate at the date the transaction first qualifies for initial recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency exchange rates at the reporting date. Gains or losses arising from settlement or translation of monetary items are recognized in the Statement of Operations as foreign exchange gain (loss). Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

The assets and liabilities of entities within the Group with functional currencies other than U.S. dollars are translated into U.S. dollars using the currency exchange rates at the reporting date. Income and expense items are translated at average currency exchange rates for the respective period. The overall foreign currency impact from translating assets, liabilities, income, and expenses to U.S. dollars is recognized in the Statement of Comprehensive Income as Exchange differences on translation of foreign operations.

Revenue

Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which Opera expects to be entitled in exchange for those goods or services (the transaction price). Opera generates revenue from the provision of search, advertising, technology licensing and related services.

Search

Search revenue is generated when a user conducts a qualified search using a search partner (such as Google or Yandex) through the built-in combined address and search bar provided in Opera’s PC and mobile browsers, or when otherwise redirected to the search partner via browser functionality. Search revenue is recognized in the period the qualified search occurs based upon the contractually agreed revenue share amount.

Advertising

Advertising includes revenues from all other user-generated activities excluding search revenues. Advertising revenues include revenues from industry standard ad units, predefined partner bookmarks (“Speed Dials”) and subscriptions of various promoted services that are provided by Opera. Revenue is recognized when the advertising services are delivered based on the specific terms of the underlying contract, which are commonly based on revenue sharing, clicks, or subscription revenues collected by third parties on behalf of Opera.

Most of the advertising revenue is reported based on the amounts Opera is entitled to receive from advertising partners. In limited instances where Opera has developed or procured a service which it promotes to the users, Opera considers itself the principal party to a transaction and not an agent of another entity. In such cases, Opera will recognize revenue on a gross basis. In Opera’s determination as to whether it is the principal, it considers its responsibility to provide the service to the end-user, its discretion in setting the price, and its exposure to inventory risk. The associated costs for these transactions are included in the Statement of Operations within content cost.

Technology licensing and other revenue

Technology licensing and other revenue include income from the sale of software and licenses to GameMaker Studio, a platform for developing games. Revenue from these transactions is recognized on completion of the performance obligation, which is typically on delivery of the software and licenses, at which time control has passed to the buyer.

Technology licensing and other revenue also include income from the provision of engineering services, such as integrations of customers’ products and services with Opera’s browsers. Revenue from distinct engineering services is recognized over the development period in line with the degree of completion.

Other Operating Income

Other operating income is income which is not related to Opera’s ordinary activities. Other operating income includes the gain on disposals of fixed and intangible assets, loss of control over subsidiaries and the gain on disposal of equity-accounted investees.

Personnel Expenses Including Share-based Remuneration

Personnel expenses, other than share-based payments to employees, include short-term employee benefits, such as wages, salaries, and social security contributions, paid annual leave and paid sick leave, performance-based bonuses, and non-monetary benefits. It also includes expenses related to defined contribution schemes provided to employees as post-employment benefits. These personnel expenses are recognized at the undiscounted amount due to the employees or the de-facto employees when these have rendered service to Opera or when the liability otherwise arises.

Opera has established an employee equity plan to provide long-term incentives for its employees, whereby employees render services as consideration for equity instruments. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model, further details of which are given in Note 5. That cost is recognized in the Statement of Operations, together with a corresponding increase in equity (retained earnings), over the period in which the service is provided (“the vesting period”). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and Opera’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the Statement of Operations for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Income Taxes

The income tax expense or credit for the period is the tax payable on the current period’s taxable income, based on the applicable income tax rate for each jurisdiction, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where Opera operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. Opera measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. The amount of deferred tax provided is based on the expected manner of realization or settlement of the underlying items, using tax rates enacted or substantively enacted at the reporting date.

A deferred tax asset is only recognized to the extent that it is probable that future taxable profits will allow the deferred tax asset to be realized. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis, or their tax assets and liabilities will be realized simultaneously.

Discontinued Operations

A discontinued operation is a component of Opera that has been disposed of or is classified as held for sale and that represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the Statement of Operations.

The Statement of Cash Flows, which is prepared based on the indirect method, reflects the cash flows of discontinued operations up to the date of disposal. Items of working capital, such as receivables and payables, that are disposed of as part of discontinued operations, are eliminated from the balance sheet changes to such items in the reconciliation of profit to cash flows from operating activities. The amount of cash and cash equivalents in subsidiaries disposed of is presented as a cash outflow within investing activities.

Government Grants

Government grants are recognized when there is reasonable assurance that the grant will be received, and all attached conditions will be complied with. Government grants that relate to the development of technology are deducted in arriving at the carrying amount of the asset, while grants that compensate Opera for expenses are recognized as other operating income in the Statement of Operations.

Property and Equipment

Property and equipment, which include right-of-use assets acquired under leases, are recognized at cost, less accumulated depreciation, and impairment losses. Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the remaining lease term, whichever is shorter. The estimated useful lives of the separate categories of property and equipment are outlined in Note 10.

Useful lives, residual values and the depreciation method are reviewed at each financial year-end and adjusted prospectively, if appropriate.

At the end of each reporting period, property and equipment are assessed for any indications of impairment. If there are indications implying that an asset may be impaired, the recoverable amount is estimated. See below for accounting policies for impairment of non-financial assets.

Intangible Assets

Intangible assets are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and impairment losses.

Intangible assets with finite useful lives are amortized on a straight-line basis over their useful lives and assessed for impairment whenever there is an indication that the intangible assets may be impaired. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least at the end of each reporting period. The estimated useful lives of the separate categories of intangible assets are outlined in Note 11.

Goodwill and other intangible assets that have indefinite useful lives are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. See below for accounting policies for impairment of non-financial assets.

Research costs are expensed as incurred, while development expenditures are recognized as intangible assets when Opera can demonstrate all of the following:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	its intention to complete the intangible asset and use or sell it;
●	its ability to use or sell the intangible asset;
●

how the intangible asset will generate probable future economic benefits. Among other things, the entity can demonstrate the existence of a market for the output of the intangible asset or the intangible asset itself or, if it is to be used internally, the usefulness of the intangible asset;

●	the availability of adequate technical, financial, and other resources to complete the development and to use or sell the intangible asset; and
●	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

The cost of developing new features, together with significant and pervasive improvements of core platform functionality, that meet the criteria above for development activities are capitalized as separate assets or as additions to existing assets.

Expenditures related to product maintenance, such as “bug fixes”, updates needed to comply with changes in laws and regulations, or updates needed to keep pace with the latest trends, are expensed in the period they are incurred.

Business Combinations and Goodwill

Business combinations, except those occurring under common control, are accounted for using the acquisition method when Opera obtains control over the acquired business. The consideration transferred in the acquisition, including any contingent consideration, is measured at fair value on the acquisition date, as are the identifiable assets acquired and liabilities assumed. Acquisition-related costs are expensed as incurred.

Goodwill is measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held, over the net identifiable assets acquired and liabilities assumed.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is from the acquisition date allocated to Opera’s cash generating units (CGUs) that are expected to benefit from the acquisition in which the goodwill arose.

Impairment of Non-financial Assets

Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other non-financial assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Value in use is calculated as the present value of estimated future cash flows, which are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Interests in Equity-accounted Investees

Opera's interests in equity-accounted investees comprised interests in associates and a joint venture.

Classification

An associate is an entity over which Opera has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but not control or joint control of those policies. A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

Equity Method

Investments in associates and joint ventures are accounted for using the equity method. Under the equity method, the investment in an associate or a joint venture is initially recognized at cost and adjusted thereafter to recognize Opera’s share of the post-acquisition profits or losses of the investee in the Statement of Operations, and Opera’s share of movements in other comprehensive income of the investee in the Statement of Comprehensive Income. Upon loss of control of a subsidiary that constitutes a business with a retained interest that is an investment in an associate or joint venture, the retained interest is remeasured at its fair value and this fair value becomes the cost on initial recognition of the investment in the associate or joint venture.

On acquisition of the investment in an associate or joint venture, Opera identifies and values assets and liabilities of the investee, as if it had acquired a business. While these fair value adjustments are not recognized separately, the fair values identified form the basis for additional depreciation, amortization and similar adjustments that are reflected in Opera’s share of the results in subsequent years. Any excess between the cost of the investment and Opera's share of the net fair value of the investee's identifiable assets and liabilities, i.e., goodwill, is included in the carrying amount of the investment and is not tested for impairment separately.

Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of Opera’s interest in the investee. However, in the acquisition of a business from an equity-accounted investee, Opera does not eliminate its share of gains or losses.

When Opera’s share of losses exceeds its interest in an equity-accounted investee, the carrying amount of that interest, including any long-term interests that in substance form part of its net investment, is reduced to zero, and the recognition of further losses is discontinued. However, additional losses are provided for, and a liability is recognized, to the extent that Opera has incurred legal or constructive obligations or has made payments on behalf of the investee.

Impairment

After application of the equity method, Opera determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, Opera calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying amount. The recoverable amount of the investment is calculated in accordance with the principles for impairment of non-financial assets, as outlined above.

Financial Assets

Classification

On initial recognition, Opera classifies financial assets as subsequently measured at amortized cost or fair value through profit or loss. The classification depends on Opera’s business model for managing the financial assets and the contractual terms of the cash flows. Opera did not have financial assets measured at fair value through other comprehensive income.

Recognition and Derecognition

Purchases and sales of publicly traded securities are recognized on trade date, being the date on which Opera commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and Opera has transferred substantially all the risks and rewards of ownership.

Measurement

Trade receivables that do not contain a significant financing component are initially measured at the transaction price determined in accordance with the accounting policies for revenue. All other financial assets are initially measured at their fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Transaction costs of financial assets measured at fair value through profit or loss are expensed when incurred.

Subsequent measurement of debt instruments depends on Opera’s business model for managing the asset and the cash flow characteristics of the asset. There are two measurement categories into which Opera classifies its debt instruments:

●

Amortized cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in the Statement of Operations together with foreign exchange gains and losses. Impairment losses are presented as credit loss expense.

●

Fair value through profit or loss (FVPL): Assets that do not meet the criteria for amortized cost or fair value through other comprehensive income are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within other gains/(losses) in the period in which it arises.

All equity investments are subsequently measured at fair value through profit or loss. Management has not elected to present fair value gains and losses on equity investments in OCI. The net change in the fair value of publicly traded equity investments is recognized as finance income or finance expense, while the net change in the fair value of other equity investments is recognized as fair value gain on investments. Dividends from such investments are recognized in the Statement of Operations on the same line items when Opera’s right to receive payments is established.

Impairment

Opera recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through the Statement of Operations. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that are expected to be received, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables and contract assets, Opera applies a simplified approach in calculating ECLs. Under the simplified approach, Opera does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. Opera makes specific loss provisions at the level of specific invoices where information exists that management can utilize in its determination of credit risk. For trade receivables where no specific risk information is identified, Opera has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Assets Held for Sale

Opera classifies non-current assets as held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use. For a sale to be highly probable, actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification. Moreover, the asset must be available for immediate sale in its present condition.

Non-current assets held for sale are measured at the lower of their carrying amount and fair value less costs to sell, except for financial assets held for sale, which continue to be measured in accordance with the accounting policies for such assets, as outlined above. Once classified as held for sale, investments in associates and joint ventures are no longer accounted for in accordance with the equity method. Assets classified as held for sale are presented separately as current items in the Statement of Financial Position.

Leases

At inception of a contract, Opera assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. At the commencement date of the lease (i.e., the date the underlying asset is available for use), Opera recognizes a lease liability and a right-of-use asset.

The lease liability is initially measured at the present value of the lease payments to be made over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, Opera’s incremental borrowing rate. Generally, Opera uses its incremental borrowing rate as the discount rate. The lease payments include:

●	fixed payments (and payments that are fixed in substance) less any lease incentives;
●	variable lease payments that depend on an index or a rate;
●	amounts expected to be paid under residual value guarantees; and
●

the exercise price of any purchase option reasonably certain to be exercised by Opera, and payments of penalties for terminating a lease, if the lease term reflects management’s expectation of exercising the option to terminate.

Variable lease payments that do not depend on an index or a rate are recognized as an expense in the period when the event or condition that triggers the payment occurs.

After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments), or a change in the assessment of an option to purchase the underlying asset.

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to Opera by the end of the lease term or the cost of the right-of-use asset reflects that Opera will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset will be reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

Lease payments on short-term leases of office properties and equipment, and leases of office equipment of low value are recognized as expenses on a straight-line basis over the lease term.

Financial Liabilities

Financial liabilities include loans, borrowings and payables, including interest bearing loans, lease liabilities, trade payables, other payables and other current and non-current financial liabilities.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in the Statement of Operations over the period of the borrowings using the effective interest method.

A financial liability is derecognized when the obligation under the liability is discharged or canceled or expires. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in the Statement of Operations.

Financial liabilities are classified as current liabilities unless Opera has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Provisions

A provision is recognized when Opera has a present legal or constructive obligation because of a past event, it is probable that a future outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Treasury Shares

Treasury shares are shares in the parent that are reacquired under a repurchase program. Treasury shares are recognized at cost and deducted from equity. No gain or loss is recognized in the Statement of Operations on the purchase, sale, reissue, or cancellation of Opera’s own equity instruments.